Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Summary Of Total Purchase Consideration And Identified Assets And Liabilities

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418

Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494

Non-current assets	15,113	3,520	18,633

Total Assets	239,343	15,049	254,392

Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199

Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699

Non-current liabilities	15,127	—	15,127

Total liabilities	189,688	—	189,688

Identified net assets	49,655	15,049	64,704
Cash acquired			81,075

			145,779
Total consideration			(36,500)

Gain bargain purchase			109,279

Schedule Of Estimated Future Amortization Expense Associated With Intangible Assets Acquired

2012	1,012
2013	1,012
2014	1,012
2015	1,012

Schedule Of Pro Forma Information

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33